SAFE PRIVATE PLACEMENTS (Tables) - Semi Cab Inc [Member]	12 Months Ended
Dec. 31, 2023
SCHEDULE OF FIRST TRANCHE OF SUBSCRIPTIONS

The table below summarizes the first tranche of subscriptions, all with the same terms and conditions.

ID	Convertible Holder Name	Principal	Issue Date	Valuation Cap	Converted Date
SAFE-1	Ardhendu Haldar	$250,000	10-25-2018	$10,000,000	12-25-2020
SAFE-38	Praveen Kaza	$100,000	10-25-2018	$13,000,000	12-25-2020
SAFE-41	Kurt W Mattson	$50,000	03-27-2019	$20,000,000	12-25-2020
SAFE-42	Wendy A Thompson	$50,000	03-27-2019	$20,000,000	12-25-2020
SAFE-44	Sonata Software North America Inc.	$468,041	02-24-2020	$10,000,000	12-25-2020
SAFE-43	THE IRA CLUB F/B/O RANJU MAHESHWARI ROTH IRA 2000201	$25,000	06-15-2020	$10,000,000	12-25-2020
Total		$943,041

SUMMARY OF TERMINATED IMMEDIATELY AFTER CLOSING OF THE TRANSACTION

The table below summarizes the remaining 44 SAFE Agreements, all of which are expected to terminated immediately after closing of the Transaction.

ID	Convertible Holder Name	Principal	Issue Date	Valuation Cap
SAFE-40	Sunil Bhatia	$250,000	08-12-2021	$15,000,000
SAFE-39	Pallav Gupta	$15,000	08-12-2021	$15,000,000
SAFE-10	The Bhardwaj 2003 Revocable Trust	$200,000	12-31-2021	$35,000,000
SAFE-11	Praveen Kaza	$50,000	12-31-2021	$35,000,000
SAFE-12	Pallav Gupta	$20,000	12-31-2021	$35,000,000
SAFE-13	Amit and Anju Bhardwaj	$50,000	12-31-2021	$35,000,000
SAFE-14	Komal Bajaj	$50,000	12-31-2021	$35,000,000
SAFE-15	Goel Trust, Dated Aug 2, 2000	$100,000	12-31-2021	$35,000,000
SAFE-16	Sanjiva Singh	$100,000	12-31-2021	$35,000,000
SAFE-17	Rajeev Agarwal	$25,000	12-31-2021	$35,000,000
SAFE-18	Sanyogita and Sunil Gupta	$25,000	12-31-2021	$35,000,000
SAFE-19	SEM Gaingels Fund I, a series of JMWTX Investments, LP	$300,279	12-31-2021	$35,000,000
SAFE-2	FVI Fund LLC	$50,000	12-31-2021	$35,000,000
SAFE-20	JWass PT Investors, LP - B2	$10,000	12-31-2021	$35,000,000
SAFE-21	Medhavi Gupta	$20,000	12-31-2021	$35,000,000
SAFE-22	Sundeep Sibal	$50,000	12-31-2021	$35,000,000
SAFE-24	Jolly Gupta	$35,000	12-31-2021	$35,000,000
SAFE-3	Ashutosh Malaviya	$50,000	12-31-2021	$35,000,000
SAFE-4	Consensia Inc	$50,000	12-31-2021	$35,000,000
SAFE-45	Atula Sibal	$50,000	12-31-2021	$35,000,000
SAFE-6	Ajay Bhatnagar	$100,000	12-31-2021	$35,000,000
SAFE-7	Pankaj Sinha	$50,000	12-31-2021	$35,000,000
SAFE-8	Bakulesh Adya	$35,000	12-31-2021	$35,000,000
SAFE-9	Alok Mahajan	$50,000	12-31-2021	$35,000,000
SAFE-5	BANSAL GARG FAMILY TRUST AMIT BANSAL TRTEE KARUNA GARG TRTEE U/A 11/07/2017	$100,000	12-31-2021	$35,000,000
SAFE-25	Disrupt Fund XVIII, LLC	$50,000	01-24-2022	$35,000,000
SAFE-26	Ajatshatru and Manju Dhawal	$25,000	01-31-2022	$35,000,000
SAFE-27	Mrityunjay Dhawal	$25,000	01-31-2022	$35,000,000
SAFE-28	You Sexy Dawg, LLC	$50,000	01-31-2022	$35,000,000
SAFE-29	Elisa deLaet	$25,000	01-31-2022	$35,000,000
SAFE-30	Ardhendu Haldar	$100,000	02-28-2022	$35,000,000
SAFE-31	Suzanne and Tom Lambert	$250,000	02-28-2022	$35,000,000
SAFE-32	Nidus Capital Holdings, LLC	$250,000	02-28-2022	$35,000,000
SAFE-33	Compelling Natural Health II, LLC	$250,000	02-28-2022	$35,000,000
SAFE-34	Birch Hill Capital Group, LLC	$250,000	02-28-2022	$35,000,000
SAFE-35	Ingrid P. Maes as Trustee of The IPM Irrevocable Trust dated September 1, 2022	$250,000	02-28-2022	$35,000,000
SAFE-36	Nattoceuticals, LLC	$250,000	02-28-2022	$35,000,000
SAFE-37	Pallav Gupta	$60,000	02-28-2022	$35,000,000
SAFE-46	Gaingels Semicab LLC	$130,500	03-21-2023	$35,000,000
SAFE-50	Pankaj Sinha	$50,000	04-04-2023	$35,000,000
SAFE-48	Lucy Holifield	$70,000	04-14-2023	$35,000,000
SAFE-47	Corvus Albus LLC	$100,000	04-19-2023	$35,000,000
SAFE-49	David Friedland	$50,000	04-19-2023	$35,000,000
SAFE-51	Kapil K Gupta	$25,000	04-22-2023	$35,000,000
TOTAL		$4,095,779